                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.):      [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Belltower Advisors LLC
Address:  220 Horizon Drive, Suite 121
          Raleigh, NC 27615

Form 13F File Number: 28-13598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Corigliano
Title:    Managing Member
Phone:    919-424-6544

Signature, Place, and Date of Signing:

 /s/ Mark Corigliano            Raleigh, NC                  February 16, 2010
 ----------------------------   --------------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number             Name
      -------------------------------  ----------------------------------
      28-

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $130,031
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File Number      Name

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                            Belltower Advisors LLC
              Form 13F Information Table as of December 31, 2009

    ITEM 1            ITEM 2       ITEM 3   ITEM 4   ITEM 5        ITEM 6            ITEM 7         ITEM 8
     ------       --------------- --------- ------- --------- --------------------- -------- --------------------
                                             Value  Shares or Investment Descretion Managers   Voting Authority
                     Title of      Cusip    (x1000) Principal --------------------- -------- --------------------
Name of Issuer        Class        Number    Value   Amount   Sole   Shared  Other            Sole   Shared Other
--------------    --------------- --------- ------- --------- ----   ------  -----           ------- ------ -----
AMERICAN
  SUPERCONDUCTOR
  CORP            COM             030111108  8,694   212,556   X                             212,556   0      0
ATLAS AIR
  WORLDWIDE
  HLDGS IN        COM NEW         049164205  9,538   256,047   X                             256,047   0      0
BUCYRUS INTL INC
  NEW             COM             118759109  8,253   146,416   X                             146,416   0      0
CONTINENTAL
  RESOURCES INC   COM             212015101  9,255   215,774   X                             215,774   0      0
DOMTAR CORP       COM NEW         257559203  6,739   121,627   X                             121,627   0      0
DRIL-QUIP INC     COM             262037104  9,744   172,527   X                             172,527   0      0
FREEPORT-
  MCMORAN
  COPPER & GO     COM             35671D857  7,982    99,418   X                              99,418   0      0
GENCO SHIPPING &
  TRADING LTD     SHS             Y2685T107  6,504   290,600   X                             290,600   0      0
GRAN TIERRA
  ENERGY INC      COM             38500T101  4,384   764,216   X                             764,216   0      0
HELMERICH &
  PAYNE INC       COM             423452101  6,401   160,517   X                             160,517   0      0
NEWPARK RES INC   COM PAR $.01NEW 651718504  2,441   577,000   X                             577,000   0      0
PAN AMERICAN
  SILVER CORP     COM             697900108  6,431   270,110   X                             270,110   0      0
PATRIOT COAL
  CORP            COM             70336T104  5,148   332,995   X                             332,995   0      0
SELECT SECTOR
  SPDR TR         SBI INT-ENERGY  81369Y506    941    16,500   X                              16,500   0      0
SPDR SERIES
  TRUST           S&P METALS MNG  78464A755    941    18,225   X                              18,225   0      0
ST MARY LD &
  EXPL CO         COM             792228108 10,190   297,591   X                             297,591   0      0
STILLWATER MNG
  CO              COM             86074Q102  5,762   607,852   X                             607,852   0      0
VALE S A          ADR             91912E105  7,349   253,148   X                             253,148   0      0
VALERO ENERGY
  CORP NEW        COM             91913Y100  6,700   400,000   X                             400,000   0      0
WALTER ENERGY
  INC             COM             93317Q105  6,634    88,084   X                              88,084   0      0